Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Statement of compliance
Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") and International Financial Reporting Interpretations Committee ("IFRIC") Interpretations as issued by the International Accounting Standards Board ("IASB").

Going concern
Going concern

The consolidated financial statements have been prepared using the going concern assumption. As of December 31, 2019, the Group’s consolidated statement of financial position presents current liabilities in excess of current assets due to $3,137 million of borrowings which mature in October 2020 being classified as a current liability. As detailed in note 26, following the initial public offering ("IPO") of Reynolds Consumer Products Inc. ("RCPI"), these borrowings were repaid in February 2020, resulting in current assets exceeding current liabilities.

Basis of measurement
Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention except for:

•	certain components of inventory which are measured at net realizable value;

•	defined benefit pension plan liabilities and post-employment medical plan liabilities which are measured under the projected unit credit method; and

•	certain assets and liabilities, such as derivatives, which are measured at fair value.

Information disclosed in the consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows for the current year is for the twelve month period ended December 31, 2019. Information for the comparative years is for the twelve month periods ended December 31, 2018 and December 31, 2017.

Use of estimates and judgements
Use of estimates and judgements

The preparation of the consolidated financial statements requires the Directors and management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses and disclosure of contingent assets and liabilities. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both the current and future periods.

Basis of consolidation
Basis of consolidation

(a)    Subsidiaries

Subsidiaries are entities controlled by the parent of the Group. Control is achieved when the parent of the Group: has power over the investee; is exposed, or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affect its returns from the investee. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there have been changes to one or more of these three elements of control. The financial statements of the subsidiaries are included in the consolidated financial statements from the date control commences until the date that control ceases.

The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of the acquisition, including the fair value of any contingent consideration and share-based payment awards (as measured in accordance with IFRS 2 “Share Based Payments”) of the acquiree that are mandatorily replaced as a result of the transaction. Transaction costs that the Group incurs in connection with an acquisition are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at their fair value at the acquisition date, irrespective of the extent of any non-controlling interests. Non-controlling interests are initially recognized at their proportionate share of the fair value of the net assets acquired.

During the measurement period, an acquirer can report provisional information for a business combination if by the end of the reporting period in which the combination occurs the accounting is incomplete. The measurement period, however, ends at the earlier of when the acquirer has received all of the necessary information to determine the fair values or one year from the date of the acquisition.

(b)    Joint ventures and associates

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies, generally accompanied by a shareholding of between 20% and 50% of the voting rights. Investments in joint ventures and associates are accounted for using the equity method of accounting.

(c)    Transactions between entities under common control

Common control transactions arise between entities that are under the ultimate ownership of the common sole shareholder, Mr. Graeme Hart.

Acquisitions of businesses under common control are accounted for as follows:

•	predecessor value method requires the financial statements to be prepared using predecessor book values without any step up to fair values;

•
premium or discount on acquisition is calculated as the difference between the total consideration paid and the book value of the share capital of the acquired entity, and is recognized directly in equity as a component of a separate reserve; and

•
the results of operations and cash flows of the acquired entity are included on a restated basis in the financial statements from the date that common control originally commenced (i.e., from the date the business was acquired by Mr. Graeme Hart) as though the entities had always been combined from the common control date forward.

(d)    Transactions eliminated on consolidation

Intra-group balances and unrealized items of income and expense arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

(e)    Transactions with non-controlling interests

The Group accounts for transactions with non-controlling interests as transactions with the equity owner of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Functional currency
Functional currency

Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is New Zealand dollars ("NZ$").

Foreign currency transactions and translations
Foreign currency transactions

Foreign currency transactions are converted into the functional currency of the entity using the exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency of the respective entities at the exchange rate at that date.

Foreign currency transactional gains or losses are recognized in the statement of comprehensive income as a component of profit or loss, unless the underlying transaction is recognized directly in equity.

(c)    Foreign currency translations

The results of operations and financial position of those entities that have a functional currency different from the presentation currency of the Group are translated into the Group's presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing exchange rate at the reporting date of the statement of financial position;

(ii)	income and expense items for each profit or loss item are translated at average exchange rates;

(iii)	items of other comprehensive income are translated at average exchange rates; and

(iv)	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are recognized as a component of equity and included in the foreign currency translation reserve. When a foreign operation is disposed, such exchange differences are recognized in the statement of comprehensive income as part of the gain or loss on the disposal.

Non-derivative financial instruments
Non-derivative financial instruments

Non-derivative financial instruments are comprised of cash and cash equivalents, trade and other receivables, trade and other payables, lease liabilities and interest bearing borrowings.

A non-derivative financial instrument is recognized if the Group becomes a party to the contractual provisions of the instrument. Non-derivative financial assets are derecognized if the Group's contractual rights to the cash flows from the financial assets expire or if the Group transfers the financial asset to another party without retaining control or substantially all the risks and rewards of the asset. Non-derivative financial liabilities are derecognized if the Group's obligations specified in the contract expire or are discharged or cancelled.

Non-derivative financial instruments are recognized initially at fair value, plus any directly attributable transaction costs for instruments not at fair value through profit or loss. Subsequent to initial recognition non-derivative financial instruments are measured as described below.

Non-derivative financial instruments are recognized on a gross basis unless a current and legally enforceable right to offset exists and the Group intends to either settle the instrument net or realize the asset and liability simultaneously.

Upon initial acquisition the Group classifies its financial instruments in one of the following categories, which is dependent on the purpose for which the financial instruments were acquired or assumed.

(a)    Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, deposits held at call with banks and other short-term highly liquid investments with maturities of less than three months. Bank overdrafts are included in borrowings and are classified as current liabilities in the statement of financial position except if repayable on demand, in which case they are included separately as a component of current liabilities. In the statement of cash flows, bank overdrafts are included as a component of cash and cash equivalents.

(b)    Loans and receivables

The Group's loans and receivables are comprised of trade and other receivables (including related party receivables) which are stated at their cost less provision for impairment.

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. Given the short-term nature of trade receivables the carrying amount is a reasonable approximation of fair value.

Other liabilities
Other liabilities

Other liabilities are comprised of all non-derivative financial liabilities that are not disclosed as liabilities at fair value through profit or loss. Other liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. The Group's other liabilities are comprised of trade and other payables, lease liabilities and interest bearing borrowings, including those with related parties. Refer to note 3.7 for the measurement of lease liabilities. The Group's other liabilities are measured as follows:

(i)	Trade and other payables
Subsequent to initial recognition trade and other payables are stated at amortized cost using the effective interest method.

(ii)	Interest bearing borrowings including related party borrowings
On initial recognition, borrowings are stated at fair value less transaction costs that are directly attributable to borrowings. Subsequent to initial recognition interest bearing borrowings are stated at amortized cost. Any difference between the amortized cost and the redemption value is recognized in the statement of comprehensive income over the period of the borrowings, using the effective interest method.

The fair value of non-derivative financial liabilities, which is determined for disclosure purposes, is calculated by discounting the future contractual cash flows at the current market interest rates that are available for similar financial instruments.

Derivative financial instruments
Derivative financial instruments

A derivative financial instrument is recognized if the Group becomes a party to the contractual provisions of an instrument at the trade date.

All derivatives are recognized at fair value based on a valuation model which includes consideration of credit risk, where applicable, and discounts the estimated future cash flows based on the terms and maturity of each contract using forward curves and market interest rates at the reporting date. Transaction costs are expensed as incurred. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized in the statement of comprehensive income as a component of profit or loss unless the derivative financial instrument qualifies for hedge accounting, and the Group elects to apply hedge accounting.

Derivative financial instruments are recognized on a gross basis unless a current and legally enforceable right to offset exists.

Derivative financial assets are derecognized if the Group's contractual rights to the cash flows from the instrument expire or if the Group transfers the financial asset to another party without retaining control or substantially all the risks and rewards of the asset.

Derivative financial liabilities are derecognized if the Group's obligations specified in the contract expire or are discharged or cancelled.

Embedded derivatives are separated from the host contract and accounted for separately if the following conditions are met:

(i)	the economic characteristics and risks of the host contract and the embedded derivative are not closely related;

(ii)	a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(iii)	the combined instrument is not measured at fair value through profit or loss.

At the time of initial recognition of the embedded derivative an equal adjustment is also recognized against the host contract. The adjustment against the host contract is amortized over the remaining life of the host contract using the effective interest method.

Any embedded derivatives that are separated are measured at fair value with changes in fair value recognized through net financial expenses in the statement of comprehensive income as a component of profit or loss.

Inventories
Inventories

(a)    Raw materials, work in progress and finished goods

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The fair value of inventory acquired in a business combination is determined based on its estimated selling price in the ordinary course of business less the estimated costs of completion and sale.

(b)    Engineering and maintenance materials

Engineering and maintenance materials (representing either critical or long order components) are measured at the lower of cost and net realizable value. The cost of these inventories is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Net realizable value is determined with reference to the cost of replacement of such items in the ordinary course of business compared to the current market prices.

Property, plant and equipment
Property, plant and equipment

(a)    Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor and any other costs directly attributable to bringing the asset to a working condition for its intended use. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Property, plant and equipment acquired in a business combination is recorded at fair value, which is based on market values. The market value of property is the estimated amount for which a property could be exchanged on the date of valuation between a willing buyer and a willing seller in an arm's-length transaction after proper marketing, wherein the parties had each acted knowledgeably, prudently and without compulsion. The market value of items of property, plant and equipment, which is determined by management, is based on the quoted market prices for similar items where available or based on the assessment of appropriately qualified independent valuers.

(b)    Assets under construction

Assets under construction are transferred to the appropriate asset category when they are ready for their intended use. Assets under construction are not depreciated but tested for impairment at least annually or when there is an indication of impairment.

(c)    Subsequent costs

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within that part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(d)    Depreciation

Land is not depreciated. Depreciation on other assets is recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the estimated useful life of the asset.

The estimated useful lives for the material classes of property, plant and equipment are as follows:

•	Buildings 20 to 50 years

•	Plant and equipment 3 to 25 years

•	Furniture and fixtures 3 to 20 years

Depreciation methods, useful lives and residual values are reassessed on an annual basis.

Gains and losses on the disposal of items of property, plant and equipment are determined by comparing the proceeds at the time of disposal with the net carrying amount of the asset.

Leases
Leases

(a)    Leases for the year ended December 31, 2019

In January 2016, the IASB issued IFRS 16 “Leases.” The new standard supersedes IAS 17 "Leases" and related interpretations, and its objective is to ensure that lessees and lessors provide relevant information in a manner that faithfully represents those transactions. IFRS 16 introduces a single lessee accounting model whereby a lessee is required to record a right-of-use asset and a lease liability for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and the subsequent depreciation of the right-of-use asset over the lease term. In addition, IFRS 16 replaces a portion of the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. In the statement of cash flows, IFRS 16 requires a portion of the lease payments to be presented as a financing outflow. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently.

In accordance with the transition provisions in IFRS 16, the Group has elected to adopt the new rules using the modified retrospective method, in which case the cumulative effect of applying the standard is to be recognized at the date of initial application and the comparative periods are not being restated. Accordingly, the cumulative effect was recognized as of January 1, 2019. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (“short-term leases”), and lease contracts for which the underlying asset is of low value (“low-value assets”).

Nature of the effect of adoption of IFRS 16

The Group has lease contracts for various items of real estate and non-real estate. Prior to the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Finance leases were capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest (recognized as finance costs) and a reduction of the lease liability. In an operating lease, the leased property was not capitalized and the lease payments were recognized as rent expense in the statement of comprehensive income on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepayments and trade and other payables, respectively.

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases in which it is the lessee, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

The Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases. The requirements of IFRS 16 were applied to these leases from January 1, 2019.

The Group recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets were recognized based on the amount of the lease liabilities, adjusted for any related prepaid and accrued lease payments and onerous lease liabilities previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

The Group also applied the following available practical expedients:

▪	applied a single discount rate to a portfolio of leases with reasonably similar characteristics;

▪	relied on its assessment of whether leases were onerous immediately before the date of initial application;

▪	applied the short-term leases exemption to leases with a lease term that ends within 12 months of the date of initial application;

▪	excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application; and

▪	used hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

Based on the above, as of January 1, 2019:

▪
Right-of-use assets of $371 million were recognized and presented as a component of property, plant and equipment in the statement of financial position. This includes the leased assets recognized previously under finance leases.

▪	Lease liabilities of $390 million were recognized and presented separately in the statement of financial position. This includes the net lease liabilities recognized previously under finance leases.

▪	Previous lease-related balances of $19 million, primarily consisting of provisions and trade and other payables, were reclassified as adjustments to the carrying value of the right-of-use assets.

▪
Deferred tax assets and deferred tax liabilities both increased by $93 million due to the deferred tax impact of the changes in assets and liabilities, with no net impact on reported amounts in the statement of financial position.

▪	The net effect of these adjustments did not have an impact to retained profits.

The lease liabilities as of January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

(In $ million)
Operating lease commitments as of December 31, 2018	383
Payments in optional extension periods not recognized as of December 31, 2018	76
Undiscounted operating lease commitments as of January 1, 2019	459

Weighted average incremental borrowing rate as of January 1, 2019	7.65%

Discounted operating lease commitments as of January 1, 2019	373
Net adjustment for leases previously classified as finance leases and commitments related to short-term leases and leases of low-value assets	17
Lease liabilities as of January 1, 2019	390

Set out below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application:

(i)    Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful lives and the lease term. Right-of-use assets are tested for impairment.

(ii)    Lease liabilities

Lease liabilities are recognized at the commencement date of the lease, measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

(iii)    Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to its leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term. The Group recognized in continuing operations rent expense of $28 million from short-term leases and $12 million from variable lease payments during the year ended December 31, 2019.

(b)    Leases for the years ended December 31, 2018 and 2017

Leases were classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases were classified as operating leases.

Upon initial recognition the finance leased asset was measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. The corresponding liability to the lessor was included in borrowings as a finance lease obligation. Subsequent to initial recognition the liability was accounted for at amortized cost using the effective interest method and the asset was accounted for in accordance with the accounting policy applicable to that asset.

Minimum lease payments made under finance leases were apportioned between the finance charges and the reduction of the outstanding liability. The finance charges which were recognized in the statement of comprehensive income as a component of profit or loss were allocated to each period during the lease term so as to reflect a constant rate of interest on the remaining balance of the liability. Contingent lease payments were accounted for in the periods in which the payments had been incurred.

Payments made under operating leases were recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the terms of the lease, except when another systematic basis was more representative of the time pattern in which economic benefits from the leased assets were consumed. Contingent lease payments arising under operating leases were recognized as an expense in the period in which the payments were incurred. All payments under operating leases had been recognized on a straight-line basis over the term of the lease in the statement of comprehensive income. During the years ended December 31, 2018 and 2017, $128 million and $122 million of operating lease expense was recognized in the statement of comprehensive income as a component of profit or loss, respectively.

In the event that lease incentives were received to enter into an operating lease, such incentives were deferred and recognized as a liability. The aggregated benefits of the lease incentives were amortized as a reduction to the lease expenses on a straight-line basis, except when another systematic basis was more representative of the time pattern in which economic benefits from the leased assets were consumed.

Other assets

Other assets, including property, plant and equipment and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. A significant disposal of operations or a change in the Group's intended use of certain assets, such as a decision to rationalize manufacturing locations, may trigger a future impairment.

4.2    Lease liabilities

Lease liabilities are recognized at the commencement date of the lease, measured at the present value of lease payments to be made over the lease term. The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend/cancel the lease if there is evidence of an economic compulsion for renewal/cancellation and the option is reasonably certain to be exercised. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Goodwill
Goodwill

Goodwill arises on the acquisition of subsidiaries and business operations and is recognized at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer's previously-held equity interest in the acquiree over the fair value of the identifiable net assets recognized. Goodwill is allocated to the operations that are expected to benefit from the business combination in which the goodwill arose after the allocation of purchase consideration is finalized.

Goodwill is not amortized. Goodwill is measured at cost less accumulated impairment losses and is tested at least annually for impairment. Goodwill is monitored for impairment testing at the segment level, which is the lowest level within the Group at which goodwill is monitored for internal management purposes.

Intangible assets other than goodwill
Trademarks

Trademarks are measured at cost less accumulated amortization and accumulated impairment losses. Trademarks acquired in a business combination are initially measured at fair value based on the discounted estimated royalty payments that have been avoided as a result of owning the trademark. Certain acquired trademarks are considered indefinite life intangible assets as they represent the value accumulated in the brand which is expected to continue indefinitely into the future and are recognized at cost less accumulated impairment losses.

(c)    Customer relationships

Customer relationships represent the value attributable to purchased long-standing business relationships which have been cultivated over the years with customers. Customer relationships acquired in a business combination are initially recognized at fair value based on the discounted cash flows expected to be derived from the relationship. Customer relationships are amortized using the straight-line method over the estimated remaining useful lives of the relationships, which are based on customer attrition rates and projected cash flows.

(d)    Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technological knowledge and understanding, is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technologically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Intangible assets arising from development activities are measured at cost less accumulated amortization and accumulated impairment losses. Other development expenditure that does not qualify for capitalization is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(e)    Other intangible assets

Other intangible assets comprise permits, software, technology and patents. Other intangible assets that have finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses. Other intangible assets that have indefinite useful lives are carried at cost less accumulated impairment losses.

(f)    Subsequent costs

Subsequent costs with respect to intangible assets are capitalized only when the expenditure increases the future economic benefits embodied in the specific asset to which the expenditure relates and it can be reliably measured. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(g)    Amortization

Amortization is recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill and indefinite life intangibles, from the date that the intangible assets are available for use.

The estimated useful lives for the material classes of amortizable intangible assets are as follows:

•	Trademarks 5 to 15 years

•	Customer relationships 6 to 25 years

•	Software/technology 3 to 15 years

•	Patents 5 to 14 years

Impairment
Impairment

The carrying amounts of the Group's assets are reviewed regularly and at least annually to determine whether there is any objective evidence of impairment. An impairment loss is recognized whenever the carrying amount of an asset, cash generating unit ("CGU") or group of CGUs exceeds its recoverable amount. Impairment losses directly reduce the carrying amount of assets and are recognized in the statement of comprehensive income as a component of profit or loss.

(a)    Impairment of loans and receivables

The Group's loans and receivables that are carried at amortized cost are assessed for impairment using the present value of estimated future cash flows. Long duration receivables are discounted using their original effective interest rate, while short duration receivables are not discounted.

Impairment is assessed on all instruments that are considered individually significant, based on that specific instrument's exposure. For trade receivables that are not individually significant, impairment is assessed on a portfolio basis, utilizing historical loss experiences on similarly aged portfolios.

The criteria that the Group uses to determine whether there is objective evidence of an impairment loss include:

•	significant financial difficulty of the issuer or obligor;

•	a breach of contract, such as default or delinquency with respect to interest or principal repayment; or

•	observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio.

Non-financial assets
Non-financial assets

The carrying amounts of the Group's non-financial assets, including goodwill and indefinite life intangible assets, are reviewed at least annually to determine whether there is any indication of impairment. If any such indicators exist then the asset's or CGU's recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, recoverable amounts are estimated at least annually and whenever there is an indication that they may be impaired.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. A CGU is the smallest identifiable asset group that generates cash flows that are largely independent from other assets and groups. Impairment losses are recognized in the statement of comprehensive income as a component of profit or loss. Impairment losses recognized with respect to a segment are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amount of the other non-financial assets in the CGU on a pro rata basis.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to dispose. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In assessing the fair value less costs to dispose for goodwill and certain trademarks, the forecasted future Adjusted EBITDA (as defined in note 5) to be generated by the asset or segment being assessed is multiplied by a relevant market indexed multiple ("earnings multiple"). The fair value less cost to dispose of the Reynolds® and Hefty® trademarks is first evaluated at the trademark level using the relief from royalty method. If no indication of impairment is identified, no further measurement is required. If the relief from royalty method indicates a possible impairment, the trade name is tested at the branded CGU level. Fair value at the branded CGU level would be determined based on estimated future cash flows that are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Indefinite life intangible assets other than goodwill and the Reynolds® and Hefty® trademarks discussed above consist primarily of the Graham Packaging trademark and permits associated with various production plants. The fair values less costs to dispose for other indefinite life intangible assets are evaluated at the applicable CGU level.

With respect to assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's revised carrying amount will not exceed the net carrying amount that would have been determined if no impairment loss had been recognized.

Assets and liabilities classified as held for sale and discontinued operations
Assets and liabilities classified as held for sale and discontinued operations

(a)    Assets and liabilities classified as held for sale

Assets (or disposal groups comprised of assets and liabilities) that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. They are stated at the lower of carrying amount and fair value less costs to dispose. Upon reclassification the Group ceases to depreciate or amortize non-current assets classified as held for sale. Impairment losses on initial classification of an asset to being held for sale and subsequent gains or losses on remeasurement are recognized in the statement of comprehensive income as a component of profit or loss. Gains are not recognized in excess of any prior cumulative impairment losses.

(b)    Discontinued operations

A discontinued operation is a component of the Group's business that represents a separate major line of business or geographical area of operation that has been disposed of or is held for sale, or is a subsidiary or business acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is revised as if the operation had been discontinued from the start of the earliest comparative period.

Employee benefits
Employee benefits

(a)    Pension obligations

The Group operates various defined contribution and defined benefit plans.

(i)    Defined contribution plans
A defined contribution plan is a plan under which the employee and the Group pay fixed contributions to a separate entity. The Group has no legal or constructive obligation to pay further contributions in relation to an employee's service in the current and prior years. The Group's contributions are recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(ii)    Defined benefit plans
A defined benefit plan is a pension plan that is not a defined contribution plan. Typically defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on factors such as age, years of service and compensation.
The Group's net obligation with respect to defined benefit plans is calculated separately for each plan by estimating the amount of the future benefits that employees have earned in return for their service in the current and prior years. These benefits are then discounted to determine the present value of the Group's obligations. The discount rate used is the yield on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have maturity dates approximating the terms of the Group's obligations. The Group's net obligation is then determined with reference to the fair value of the plan assets (if any). The calculations are performed by qualified actuaries using the projected unit credit method.
Remeasurements of the net defined benefit liability, which include actuarial gains and losses and the return on plan assets (excluding calculated interest) are recognized in the period of remeasurement in other comprehensive income. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the beginning net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other plan expenses are recognized in profit or loss.
Past service costs are recognized as an expense in profit or loss at the earlier of the plan amendment or curtailment, or when the related restructuring or termination benefits are recognized.

The Group also participates in a limited number of multi-employer pension plans. To the extent that sufficient information is not available to use defined benefit plan accounting, the Group accounts for its participation in the multi-employer plan as if it were a defined contribution plan.

(b)    Short-term employee benefits

Short-term employee benefits are measured on an undiscounted basis and are expensed in the statement of comprehensive income as a component of profit or loss as the related services are provided. A provision is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans and outstanding annual leave balances if the Group has a present legal or constructive obligation to pay this amount as a result of past services provided by the employee and the obligation can be estimated reliably.

(c)    Post-employment medical plans

In certain jurisdictions the Group sponsors a number of defined benefit medical plans for certain existing employees and retirees. Typically these plans are unfunded and define a level of medical care that the individual will receive.

The Group's net obligation is calculated separately for each plan by estimating the current and future use of these services by eligible employees and the current and expected future medical costs associated with such services, which are discounted to determine their present value. The discount rate used is the yield on bonds that are denominated in the currency and jurisdiction in which the benefits will be paid and that have maturity dates approximating the terms of the Group's obligations. The calculations are performed by qualified actuaries using the projected unit credit method with the use of mortality tables published by government agencies.

Past service costs are recognized in the statement of comprehensive income as a component of profit or loss in the current year.

(d)    Termination benefits

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date. Termination benefits for voluntary redundancies are recognized if the Group has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted and the number of acceptances can be estimated reliably.
Measurement of obligations under defined benefit plans

The Group operates a number of defined benefit pension plans. Amounts recognized under these plans are determined using actuarial methods. These actuarial valuations involve assumptions regarding discount rates, expected salary increases and life expectancy. These assumptions are reviewed at least annually and reflect estimates as of the measurement date.

Any change in these assumptions will impact the amounts reported in the statements of financial position, as well as net pension expense or income that may be recognized in future years.

Provisions
Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. When discounting is used, the increase in the provision for the passage of time is recognized in financial expenses in the statement of comprehensive income as a component of profit or loss.

(a)    Legal

The Group is subject to litigation in the ordinary course of operations. Provisions for legal claims are recognized when estimated costs associated with settling current legal proceedings are considered probable. Provisions may include estimated legal and other fees associated with settling these claims.

(b)    Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been publicly announced. Business closure and rationalization provisions can include such items as employee severance or termination pay, site closure costs and onerous leases. No provision is made for future operating costs.

(c)    Asset retirement obligations

A provision for decommissioning costs is recognized when the Group has an obligation to fulfill certain requirements upon the disposal of particular assets.

Self-insured employee obligations
Self-insured employee obligations

(a)    Self-insured employee workers' compensation

The Group is self-insured with respect to its workers' compensation obligations in the United States. As a component of its self-insured status the Group also maintains insurance coverage through third parties for large claims at levels that are customary and consistent with industry standards for companies of similar size. As of December 31, 2019, there are a number of outstanding claims that are routine in nature. The estimated incurred but unpaid liabilities (based on the Group's historical claims) relating to these claims are included in provisions.

(b)    Self-insured employee health insurance

The Group is self-insured for certain employee health insurance. The Group also maintains insurance coverage through third parties for large claims at levels that are customary and consistent with industry standards for companies of similar size. As of December 31, 2019, there are a number of outstanding claims that are routine in nature. The estimated incurred but unpaid liabilities (based on the Group's historical claims) relating to these claims are included in employee benefits.

Equity
Equity

(a)    Share capital

Ordinary shares are classified as equity. Costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds.

(b)    Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations from their functional currencies to the Group's presentation currency.

(c)    Other reserves

The other reserves comprise balances resulting from transactions between entities under common control and remeasurement gains and losses arising on defined benefit plans.

In accordance with the Group's accounting policy for transactions between entities under common control (refer to note 3.1(c)), the Group has recognized in other reserves the difference between the total consideration paid for the businesses acquired and the book value of the share capital of the parent companies acquired for the transactions which occurred on November 5, 2009, May 4, 2010 and September 1, 2010.

Revenue
Revenue

(a)     Revenue recognition for the years ended December 31, 2019 and 2018

In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers,” which provides companies with a single model for recognizing revenue from contracts with customers based on the principle that an entity should recognize revenue to depict the transfer of promised products or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those products or services. The Group elected to adopt the new standard using the modified retrospective method, recognizing the cumulative effect of applying the standard at the date of initial application, which was January 1, 2018. The adoption resulted in changes in accounting policies and immaterial adjustments to the amounts recognized in the financial statements, including the cumulative impact to retained earnings at January 1, 2018 as well as the results for the year ended December 31, 2018.

The Group manufactures and sells a range of consumer products and foodservice products and beverage containers. The Group enters into a variety of arrangements with customers, including pricing arrangements and master supply arrangements and sells to some customers solely based on purchase orders. The Group has concluded that for the vast majority of its revenue, its contracts with customers are either a purchase order or the combination of a purchase order with a master supply arrangement.

Revenue is recognized over time or at a point in time depending on the Group’s evaluation of when the customer obtains control of the products or services. Revenue from customer products which have no alternative use, for which an enforceable right to payment exists, is recognized over time prior to the delivery of these products due to the continuous transfer of control to the customer, which is supported by contractual termination clauses, and requires that the customer pay the Group for costs incurred plus a reasonable profit. All other revenue is recognized at a point in time, which is typically on delivery of the products. All revenue is recognized net of any related rebates, discounts and tax.

The recognition of revenue is dependent on the terms of the individual arrangements of a sale, including variable consideration. In arriving at net revenue, the Group estimates the amount of deductions from revenue that are likely to be taken by customers based on incentive programs such as volume rebates and early payment discounts. In addition, the Group participates in end-customer pricing programs that provide price discounts in the form of redeemable coupons. The Group’s estimates of variable consideration are based on an assessment of anticipated performance, market trends and competitiveness of promotional programs being offered. Historical experience is used to estimate the expected value of these discounts. Estimates are reviewed quarterly for possible revisions.
For arrangements that include multiple performance obligations, the Group allocates revenue to each performance obligation based on estimates of the price that would be charged to the customer for each promised product or service if it were sold on a stand-alone basis. The durations for these arrangements are less than one year. The Group has elected to apply the practical expedients not to disclose additional information about its remaining performance obligations.

The Group does not have any material contracts where the period between the transfer of the promised products to the customer and payment by the customer exceeds one year.

The Group does not incur any significant costs to obtain a contract.

(b)     Revenue recognition for the year ended December 31, 2017

Revenue consisted primarily of the sale of goods and was measured at the fair value of the consideration received or receivable net of returns and allowances, trade discounts, volume rebates and other customer incentives. Revenue was recognized when the significant risks and rewards of ownership had been substantially transferred to the buyer, recovery of the consideration was probable, the associated costs and possible return of goods could be estimated reliably, and there was no continuing management involvement with the goods.

Transfers of risks and rewards of ownership varied depending on the individual terms of the contract of sale and occurred either upon shipment of the goods or upon receipt of the goods and/or their installation at a customer location.

Financial income and expenses
Financial income and expenses

Financial income is comprised of interest income, foreign currency exchange gains and gains on derivative financial instruments in respect of financing activities that are recognized in the statement of comprehensive income as a component of profit or loss. Interest income is recognized as it accrues using the effective interest method.

Financial expenses are comprised of interest expense, amortization of capitalized transaction costs and embedded derivatives, foreign currency exchange losses, losses on early extinguishment of debt, borrowing costs not qualifying for capitalization and losses on derivative financial instruments with respect to financing activities that are recognized in the statement of comprehensive income as a component of profit or loss.

Income tax
Income tax

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in the statement of comprehensive income as a component of profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case it is recognized with the associated items on a net basis.

Current tax is the expected tax payable (refundable) on the taxable income for the year using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable (refundable) with respect to previous years.

Deferred tax is recognized using the balance sheet method providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of goodwill, the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit and differences relating to investments in subsidiaries and jointly controlled entities to the extent that they probably will not reverse in the foreseeable future and the Group is in a position to control the timing of the reversal of the temporary differences. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized when the Group considers it more likely than not that the deferred tax asset will be recoverable. In determining if a deferred tax asset is recoverable, the Group considers the adequacy of future taxable income, including the reversal of taxable temporary differences, forecasted earnings, and available tax planning strategies. The recoverability of deferred tax assets is reviewed at each reporting date.

Deferred income tax assets and liabilities of the same taxing jurisdiction are netted in the consolidated statement of financial position only to the extent that there is a legally enforceable right to offset current tax assets and current tax liabilities, the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxing authority and are expected to be settled on a net basis or realized simultaneously.

For subsidiaries in which the earnings are not considered to be permanently reinvested, the additional tax consequences of future dividend distributions are provided for in the consolidated statement of financial position.

Income taxes

Determining the Group's worldwide income tax provision and income tax liability requires significant judgment and the use of accounting estimates and assumptions, some of which are highly uncertain. Each taxing jurisdiction's laws are complex and subject to differing interpretations by the taxpayer and the respective taxing authorities. Significant judgment is required in evaluating the Group's tax positions, including evaluating uncertainties. To the extent actual results differ from these estimates in future periods and depending on the tax strategies that the Group may implement, the Group's financial position may be directly affected.

Sales tax, value added tax and goods and services tax
Sales tax, value added tax and goods and services tax

All amounts (including cash flows) are shown exclusive of sales tax, value added tax and goods and services tax to the extent the taxes are reclaimable, except for receivables and payables that are stated inclusive of these taxes.

New and revised accounting standards and interpretations
New and revised accounting standards and interpretations

(a)Interpretations and amendments to existing standards effective in 2019

In February 2018, the IASB issued an amendment to IAS 19, “Employee Benefits.” This amendment requires an entity to: (i) use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and (ii) recognize in profit or loss as part of past service costs, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognized because of the impact of the asset ceiling. The amendment is applied prospectively to plan amendments, settlements or curtailments that occur after the beginning of the first annual reporting period beginning on or after January 1, 2019. The adoption of this amendment did not have an impact on the Group's consolidated financial statements.

In June 2017, the IASB issued IFRIC Interpretation 23, “Uncertainty over Income Tax Treatments.” IFRIC 23 is to be applied while performing the determination of taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates. The interpretation is effective for annual periods beginning on or after January 1, 2019. The adoption of this interpretation did not have a material impact on the Group's consolidated financial statements.

Except as detailed in note 3.7 and 3.19, there have been no other interpretations or amendments to existing standards effective in 2019 that had an impact on the Group's financial statements.

(b)Standards and amendments to existing standards that are not yet effective and have not been early adopted by the Group

As of December 31, 2019, there are no standards or amendments to existing standards that are not yet effective which are expected to have a material impact on the Group's consolidated financial statements.

Impairment of assets
Goodwill and indefinite life intangible assets

Determining whether goodwill is impaired requires estimation of the recoverable values of a segment, which is the lowest level within the Group at which goodwill is monitored for internal management purposes. Determining whether indefinite life intangible assets are impaired requires estimation of the recoverable values of a CGU or group of CGUs to which these assets have been allocated. Recoverable values have been based on the higher of fair value less costs to dispose and value in use (as appropriate for the asset being reviewed). Significant judgment is involved with estimating the fair value of a CGU. The value in use calculation requires the Group to estimate the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. Details regarding the carrying amount of goodwill and indefinite life intangible assets, the assumptions used in impairment testing and impairment charges recorded at the former Closures segment and Graham Packaging are provided in note 14.

Realization of deferred tax assets
Realization of deferred tax assets

Deferred tax assets represent deductions available to reduce taxable income in future years. The Group evaluates the recoverability of deferred tax assets by assessing the adequacy of future taxable income, including reversal of taxable temporary differences, forecasted earnings and available tax planning strategies. The forecasts of future taxable income rely heavily on the use of estimates. The Group recognizes deferred tax assets when the Group considers it more likely than not that the deferred tax asset will be recoverable.

Promotional and trade allowances
Promotional and trade allowances

In arriving at net sales, the Group estimates the amount of deductions from sales that are likely to be earned or taken by customers in conjunction with incentive programs or the amount of consumer incentives to be utilized. These incentives include volume rebates and early payment discounts for consumer programs. In addition, in certain of its businesses, the Group participates in customer pricing programs that provide price discounts to the ultimate end-users of its products in the form of redeemable coupons. Estimates for each of these programs are based on historical and current market trends which are affected by the business seasonality and competitiveness of promotional programs being offered. Estimates are reviewed quarterly for possible revisions.